INTANGIBLE ASSETS, NET AND GOODWILL (Schedule of Future Amortization Expense) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Estimated future amortization expense:
Intangible assets, net	$ 9,866	$ 9,767
Patents, Trademarks, Customer Relationships and Developed Technology [Member]
Estimated future amortization expense:
2013	212
2014	424
2015	407
2016	402
2017	402
Thereafter	208
Intangible assets, net	$ 2,055